PRINCIPAL ACCOUNTING POLICIES - Additional Information (Details)		1 Months Ended	12 Months Ended
	Jun. 29, 2021 director	Sep. 30, 2019 subsidiary	Dec. 31, 2022 CNY (¥) segment	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Aug. 31, 2022 USD ($)	Aug. 04, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2021 USD ($)	Mar. 17, 2021 USD ($)	Feb. 28, 2021 USD ($)	Feb. 02, 2021 USD ($)	Feb. 29, 2020 USD ($)
PRINCIPAL ACCOUNTING POLICIES
Excess of Group's total current liabilities over total current assets			¥ 166,500,000				$ 24,100,000
Cash outflow from operations			154,700,000	$ 22,400,000	¥ 687,688,577	¥ 106,253,254
Number of directors appointed | director	2
Cash and cash equivalent							6,100,000			$ 67,200,000
Allowance for doubtful accounts receivable			20,800,000	3,000,000.0	600,000	2,300,000
Allowance for doubtful accounts written off			3,800,000	500,000	1,300,000	2,100,000
Number of subsidiaries disposed off | subsidiary		3
Advertising expenses			10,100,000	1,500,000	20,000,000.0	100,000
Cash and cash equivalents			58,063,733		428,420,773		$ 8,418,450
Unrestricted government subsidies from local government			60,000.00	$ 10,000.00	100,000	¥ 100,000
Realized gain not believed taxable | ¥			¥ 10,800,000
Number of operating segment | segment			2	2
Deferred Revenue | ¥			¥ 0		0
Red 5 Studios, Inc. ("Red 5")
PRINCIPAL ACCOUNTING POLICIES
Percentage of shares acquired			34.71%				34.71%
Controlled by PRC State Administration for Foreign Exchange, under authority of People's Bank of China
PRINCIPAL ACCOUNTING POLICIES
Cash and cash equivalents			¥ 14,200,000		¥ 19,700,000		$ 2,100,000
February 2020 Note
PRINCIPAL ACCOUNTING POLICIES
Principal amount															$ 500,000
February Note
PRINCIPAL ACCOUNTING POLICIES
Principal amount													$ 5,000,000	$ 5,000,000
March Note
PRINCIPAL ACCOUNTING POLICIES
Principal amount											$ 20,000,000	$ 20,000,000
Convertible Debenture Agreement, Six Percent, August 2022 [Member]
PRINCIPAL ACCOUNTING POLICIES
Principal amount								$ 5,500,000	$ 5,500,000
Minimum
PRINCIPAL ACCOUNTING POLICIES
Share-based awards vesting period			1 year	1 year
Maximum
PRINCIPAL ACCOUNTING POLICIES
Share-based awards vesting period			4 years	4 years
Land use right
PRINCIPAL ACCOUNTING POLICIES
Intangible Assets, useful life			44 years	44 years